STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended									3 Months Ended
	Dec. 31, 2013 plan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2013 RSUs	Dec. 31, 2013 PSUs Minimum	Dec. 31, 2013 PSUs Maximum	Dec. 31, 2013 Former Chief Executive Officer [Member]
Stock-based compensation
Number of active plans	3
Shares available for grant	13,900,000
Stated term (in years)	10 years
Vesting period				4 years			3 years	2 years	3 years
Tax benefit recognized related to stock-based compensation	$ 19,300,000	$ 31,300,000	$ 32,700,000
Unrecognized compensation cost, net of estimated forfeitures	86,200,000
Weighted average period over which cost is expected to be recognized (in years)	2 years 2 months 12 days
Shares
Outstanding at January 1, 2013				10,460,000
Granted				693,000	3,600,000	2,600,000
Exercised				(2,246,000)						(500,000)
Forfeited				(783,000)
Expired				(50,000)
Outstanding at December 31, 2013				8,074,000	10,460,000
Options exercisable				3,740,000
Weighted Average Exercise Price
Outstanding at January 1, 2013				$ 33.68
Granted				$ 47.33
Exercised				$ 23.17
Forfeited				$ 41.87
Expired				$ 33.91
Outstanding at December 31, 2013				$ 36.98	$ 33.68
Options exercisable				$ 30.34
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2013				6 years 9 months 18 days
Options exercisable				5 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at December 31, 2013				255,671,000
Options exercisable				143,307,000
Weighted average assumptions used in Black-Scholes option pricing model
Expected volatility				29.00%	31.00%	30.00%
Risk-free interest rate				1.00%	0.60%	2.30%
Expected term				6 years 2 months 12 days	4 years 4 months 24 days	6 years 1 month 6 days
Dividend yield				2.00%	1.20%
Additional disclosures
Intrinsic value of stock options exercised	65,600,000	84,800,000	70,600,000
Weighted average fair value of stock options granted with exercise price equal to market price of common stock (in dollars per share)				$ 10.67	$ 10.69	$ 11.08
Weighted exercise price value of stock options granted with exercise price greater than market price of common stock (in dollars per share)					$ 60.00
Weighted average fair value of stock options granted with exercise price greater than market price of common stock (in dollars per share)					$ 7.61
Cash received from stock option exercises				40,700,000	58,200,000	89,800,000
Tax benefit realized from stock option exercises				69,400,000	74,300,000	25,500,000
Stock Option Exercises Settled in Cash										$ 9,200,000